Operating expenses and other operating income	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Operating expenses and other operating income	2.3. Operating expenses and other
operating income
Accounting policies
Nokia presents its income statement based on the
function of expenses as it considers this to provide more
relevant information about its financial performance.
Information about the nature of expenses is provided in
the notes. Certain items of income and expenses that
Nokia considers to be related to its operating activities but not belonging to any specific functions, are presented as
other operating income and expenses.
Government grants received as compensation for
expenses incurred are recognized as a reduction of the
related expenses except for certain non-recurring grants
that are recognized as other operating income.
Government grants received in the form of R&D tax credits
are recognized as a reduction of R&D expenses if the tax
credit relates to the R&D expenditures incurred by Nokia
and the tax credit is reimbursed in cash by the government
in cases where Nokia is not able to offset it against its
income tax payable. R&D tax credits that do not meet both
conditions are recognized as income tax benefit.
Operating expenses by nature

EURm	2025	2024	2023
Personnel expenses	7 831	7 563	7 294
Material and customer contract related expenses	8 609	7 660	9 947
Depreciation and amortization	1 119	973	1 012
IT services	370	370	388
Impairment charges	18	97	24
Other(1)	1 099	972	964
Total	19 046	17 635	19 629
(1)In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and
2023 have been recast accordingly.
Operating expenses include government grant income and R&D
tax credits of EUR 186 million (EUR 160 million in 2024 and
EUR 160 million in 2023) most of which have been recognized as a deduction against research and development expenses.
Other operating income (1)

EURm	2025	2024	2023
Gain on sale of property, plant and equipment	22	95	139
Gain on sale of associated companies	—	192	—
Gain on sale of businesses	—	70	29
Other	20	28	56
Total	42	385	224
(1)In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and
2023 have been recast accordingly.
Other operating expenses

EURm	2025	2024	2023
Changes in provisions	4	(8)	37
Expected credit losses on trade receivables(1)	45	122	(5)
Foreign exchange gains on hedging forecasted sales and purchases	81	23	94
Other	(18)	(32)	(23)
Total	112	105	103
(1)In 2024, includes a decrease in loss allowance of EUR 111 million related to credit-
impaired trade receivables for which payments were received. Refer to Note 4.5.
Trade receivables and other customer-related balances.